STATEMENT OF CASH FLOWS (Details) - Schedule of statement of consolidated cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of statement of consolidated cash flow [Abstract]
Increases (payments)	$ (86,288)	$ (212,163)	$ (205,143)
Recoveries	349,702	157,508	103,065
Total cash flows	$ 263,414	$ (54,655)	$ (102,078)